Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$428,217.07

Principal:
Principal Collections	$7,221,828.67
Prepayments in Full	$2,374,394.92
Liquidation Proceeds	$9,859.34
Recoveries	$20,013.16
Sub Total	$9,626,096.09
Collections	$10,054,313.16

Purchase Amounts:
Purchase Amounts Related to Principal	$122,237.73
Purchase Amounts Related to Interest	$593.26
Sub Total	$122,830.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,177,144.15

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	45
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,177,144.15
Servicing Fee	$99,578.30	$99,578.30	$0.00	$0.00	$10,077,565.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,077,565.85
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,077,565.85
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,077,565.85
Interest - Class A-4 Notes	$16,285.25	$16,285.25	$0.00	$0.00	$10,061,280.60
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,061,280.60
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$10,023,455.18
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,023,455.18
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$9,993,637.18
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,993,637.18
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$9,952,856.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,952,856.68
Regular Principal Payment	$9,527,957.72	$9,527,957.72	$0.00	$0.00	$424,898.96
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$424,898.96
Residual Released to Depositor	$0.00	$424,898.96	$0.00	$0.00	$0.00
Total		$10,177,144.15

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,527,957.72
Total					$9,527,957.72
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,527,957.72	$89.17	$16,285.25	$0.15	$9,544,242.97	$89.32
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$9,527,957.72	$7.10	$124,709.17	$0.09	$9,652,666.89	$7.19

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$25,054,236.61	0.2344805	$15,526,278.89	0.1453091
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$117,144,236.61	0.0872882	$107,616,278.89	0.0801886

Pool Information
Weighted Average APR	4.401%	4.431%
Weighted Average Remaining Term	19.39	18.69
Number of Receivables Outstanding	15,889	15,233
Pool Balance	$119,493,954.48	$109,693,162.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$117,144,236.61	$107,616,278.89
Pool Factor	0.0882912	0.0810497

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$2,076,883.79
Targeted Overcollateralization Amount	$2,076,883.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,076,883.79

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		71	$72,471.14
(Recoveries)		98	$20,013.16
Net Loss for Current Collection Period			$52,457.98
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5268%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			(0.1083)%
Second Preceding Collection Period			1.5162%
Preceding Collection Period			0.5484%
Current Collection Period			0.5493%
Four Month Average (Current and Preceding Three Collection Periods)			0.6264%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,766	$9,107,731.46
(Cumulative Recoveries)			$1,639,782.97
Cumulative Net Loss for All Collection Periods			$7,467,948.49
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5518%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,910.98
Average Net Loss for Receivables that have experienced a Realized Loss			$1,566.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.08%	335	$3,379,550.50
61-90 Days Delinquent	0.37%	36	$408,922.43
91-120 Days Delinquent	0.10%	9	$111,310.46
Over 120 Days Delinquent	0.61%	53	$669,683.80
Total Delinquent Receivables	4.17%	433	$4,569,467.19

Repossession Inventory:
Repossessed in the Current Collection Period		9	$86,097.16
Total Repossessed Inventory		17	$253,361.73

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5546%
Preceding Collection Period			0.6168%
Current Collection Period			0.6433%
Three Month Average			0.6049%

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer